Income Tax Expense - Summary of Deferred Tax (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		¥ (65,089)		¥ (61,825)		$ (9,163)
Deferred tax assets		426,377		450,882		60,023
Reconciliation of deferred tax (expense) income [member]		(39,294)	$ (5,531)	41,250	¥ (16,483)
Net deferred tax assets		361,288		389,057		50,860
Accelerated depreciation [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		(77,806)		(122,298)		(10,953)
Reconciliation of deferred tax (expense) income [member]		44,492	6,263	16,472	(37,968)
Interest receivable [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities		0		(3,033)		0
Reconciliation of deferred tax (expense) income [member]		3,033	427	363	(1,459)
PRC withholding tax on dividend income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax liabilities	[1]	(64,717)		(61,825)		(9,110)
Reconciliation of deferred tax (expense) income [member]	[1]	(14,457)	(2,035)	(11,458)	(14,529)
Effect of change in residual value and impairment of property, plant and equipment [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		2,866		69,641		404
Reconciliation of deferred tax (expense) income [member]		(66,774)	(9,400)	4,273	25,264
Write-down of inventories [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		37,120		29,503		5,226
Reconciliation of deferred tax (expense) income [member]		7,617	1,072	9,253	(2,378)
Impairment losses on trade receivables [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		7,426		7,071		1,045
Reconciliation of deferred tax (expense) income [member]		355	50	282	(1,267)
Accruals [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		232,048		234,586		32,666
Reconciliation of deferred tax (expense) income [member]		(2,505)	(352)	(48,841)	(15,339)
Deferred income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		79,896		56,480		11,247
Reconciliation of deferred tax (expense) income [member]		23,416	3,296	(41,348)	(11,114)
Others [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Deferred tax assets		31,854		39,185		4,484
Reconciliation of deferred tax (expense) income [member]		(7,325)	(1,031)	(4,421)	19,235
Losses available for offsetting against future taxable income [member]
Disclosure of deferred tax assets and liabilities [Line Items]
Reconciliation of deferred tax (expense) income [member]		(27,146)	$ (3,821)	116,675	¥ 23,072
Net deferred tax assets		¥ 112,601		¥ 139,747		$ 15,851

[1]	The movement of PRC withholding tax on dividend income is as follows: